Indemnification assets	3 Months Ended
Mar. 31, 2018
Business Combinations1 [Abstract]
Indemnification assets
Acquisitions

Effective March 2, 2018, the Company acquired a 60% stake of the outstanding share capital of Toppfrys AB, a pea processing business in Sweden that complements our existing business model. The Company paid €3.2 million for a combination of shares and shareholder loans. The Company will consolidate the business and recognize a 40% non-controlling interest as it was determined to have control based on an assessment of the acquired business. In respect of the acquired business, Nomad concurrently have both put and call options with the remaining shareholders on the remaining 40% of the shares commencing in 2020.
Non-controlling interests arise from business combinations in which the Company acquires less than a 100 per cent interest. Non-controlling interests are initially measured at either fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. Nomad determines on a transaction by transaction basis which measurement method is used.
The excess of the consideration transferred, the amount of any non-controlling interests in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the statement of comprehensive income.
Subsequent to acquisition, the carrying amount of non-controlling interests is increased or decreased by the non-controlling interest’s share of subsequent changes in equity and payments to the non-controlling interest. Total comprehensive income is attributed to the non-controlling interests even if this results in the non-controlling interests having a negative balance.
Acquisition-related costs incurred to effect a business combination are charged to expenses in the periods in which the costs are incurred and the services are received, except for the costs to issue debt or equity securities.
On April 21, 2018, the Company completed our previously announced acquisition of Green Isle Foods Ltd. (“Goodfella’s Pizza”) in an all cash deal for a price of £200 million (€230 million), which is subject to customary working capital adjustments and finalizing acquisition completion accounts. See Note 19, Subsequent events after the Statement of Financial Position date.
Indemnification assets

	March 31, 2018	December 31, 2017
	€m	€m
Related to the Iglo acquisition at start of the period	—	2.1
Release of indemnified provision	—	(2.1)
Related to Iglo acquisition at end of the period	—	—
Related to the Findus acquisition at start of the period	73.8	63.4
Remeasurement of indemnification assets	—	10.4
Related to Findus acquisition at end of the period	73.8	73.8
Total indemnification assets	73.8	73.8

In total, €73.8 million of liabilities relating to the acquisition of Findus Group are covered by the indemnification assets as at March 31, 2018. These liabilities were limited to the original value of the shares held in escrow following the completion of the acquisition of the Findus Group.
The indemnification asset recognized in relation to the Findus Group is secured by shares held in escrow, so that the value of the assets may, in the future, be restricted to the value of these shares as at the Statement of Financial Position date. As at March 31, 2018, €73.8 million (December 31, 2017: €73.8 million) of the indemnification assets relate to the acquisition of the Findus Group for which 6,964,417 shares were held in escrow and were valued at $15.74 (€12.77) (December 31, 2017: $16.91 (€14.13)) each.
As part of the acquisition accounting for the Findus and Iglo Groups in 2015, the Company inherited several contingent liabilities for which the seller has provided an indemnity. To the extent that the liability has been recognized in the balance sheet, an indemnification asset has also been recognized. As part of the agreement to repurchase shares on June 12, 2017, the indemnities in relation to the Iglo acquisition were canceled. As a consequence, the indemnification asset of €2.1 million previously recognized was released.